UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number             811-23056
Ramius Archview Credit and Distressed Fund

(Exact name of registrant as specified in charter)
599 Lexington Avenue, 19th Floor
New York, New York 10022

(Address of principal executive offices) (Zip code)
Michael Benwitt
599 Lexington Avenue, 19th Floor
New York, New York 10022

(Name and address of agent for service)
Registrant's telephone number, including area code: (877) 672-6487
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Ramius Archview Credit and Distressed Fund
(Liquidation Basis)

Semi-Annual Report

June 30, 2017
(Unaudited)

Economic and market conditions change frequently.
There is no assurance that the trends described in this report will continue or commence.

This report, including the financial information herein, is transmitted to shareholders of the Fund for their information. It is not a prospectus and is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

Ramius Archview Credit and Distressed Fund
Financial Data
As of June 30, 2017 (Unaudited)

Portfolio Composition (as % of Current Market Value of Investment Securities)

Corporate Notes and Bonds	52.3%
Common and Preferred Stocks	27.4%
Loan Agreements	17.9%
Municipal Bond	2.4%

Top 5 Industries (as % of Current Market Value of Investment Securities)

Consumer Discretionary	42.0
Industrials	33.7
Energy	15.7
Financials	6.2
Utilities	2.4

Top 10 Issuers (as % of Current Market Value of Investment Securities)

Boardriders Sa	15.8
SH-130 Concession Co., LLC	11.3
LBI Media Inc. (9.25% PIK)	8.3
Essar Steel Algoma, Inc. First Lien Initial Term Loan	6.3
Guitar Center Inc.	6.2
Hornbeck Offshore Services Inc.	6.1
Hardwoods Acquisition Inc.	5.7
Punch Taverns Finance PLC	5.5
Walter Investment Management Corp. Tranche B Term Loan	3.7
Templar Energy, LLC, Class A	3.5

Performance Comparison

Ramius Archview Credit and Distressed Fund-Class A	(0.79)%
Barclays U.S. Aggregate Bond Index(a)	1.65%
HFRI Event Driven Distressed Restructuring Index(b)	3.51%
(a) The Barclays Capital U.S. Aggregate Bond Index is comprised of U.S. dollar denominated, investment-grade U.S. corporate government and mortgage-backed securities.
(b) The HFRI Event-Driven Distressed Restructuring Index is comprised of Distressed/Restructuring strategies that employ an investment process focused on corporate fixed income instruments, primarily on corporate credit instruments of companies trading at significant discounts to their value at issuance or obliged (par value) at maturity as a result of either formal bankruptcy proceeding or financial market perception of near term proceedings. Managers are typically actively involved with the management of these companies, frequently involved on creditors’ committees in negotiating the exchange of securities for alternative obligations, either swaps of debt, equity or hybrid securities. Managers employ fundamental credit processes focused on valuation and asset coverage of securities of distressed firms; in most cases portfolio exposures are concentrated in instruments which are publicly traded, in some cases actively and in others under reduced liquidity but in general for which a reasonable public market exists.

Semi-Annual Report  |  3

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Schedule of Investments (In Liquidation)
June 30, 2017 (Unaudited)

	Principal Amount $		Value ($)
Long Positions - 37.9%
Corporate Notes and Bonds - 19.8%
CONSUMER DISCRETIONARY - 11.5%
Boardriders Sa
9.50%, 12/15/20	715,000	EUR	767,641
Guitar Center Inc.
6.50%, 04/15/19(a)	345,000		301,444
LBI Media Inc. (9.25% PIK)
13.50%, 04/15/20(a)(b)	806,137		403,068
		1,472,153
ENERGY - 3.4%
Drill Rigs Holdings Inc.
6.50%, 10/01/17(a)(c)	490,000		142,100
Hornbeck Offshore Services Inc.
5.88%, 04/01/20	515,000		298,700
			440,800
FINANCIALS - 2.1%
Punch Taverns Finance PLC
14.37%, 10/15/28(b)	199,157	GBP	265,891
INDUSTRIALS - 2.8%
Hardwoods Acquisition Inc.
7.50%, 08/01/21(a)	306,000		276,547
NWH Escrow Corp.
7.50%, 08/01/21(a)	95,000		85,737
			362,284
Total Corporate Notes and Bonds (Cost $3,011,399)		2,541,128

Loan Agreements - 6.8%(d)
CONSUMER DISCRETIONARY - 2.2%
Lands' End, Inc. Term Loan B
4.25%, 04/02/21	126,207		106,645
Walter Investment Management Corp. Tranche B Term Loan
4.75%, 12/18/20	197,896		180,209
			286,854
INDUSTRIALS - 4.6%
Essar Steel Algoma, Inc. First Lien Initial Term Loan
9.25%, 08/07/19	798,599		307,301
Essar Steel Algoma, Inc. DIP Term Loan
10.00%, 04/30/17	74,905		75,092
SH-130 Concession Co. LLC
12.00%, 06/28/18	201,937		201,937
			584,330
Total Loan Agreements (Cost $733,023)		871,184

	Share Quantity		Value ($)
Common Stocks - 8.8%
CONSUMER DISCRETIONARY - 2.2%
Lee Enterprises Inc.(e)	66,943		127,192
Postmedia Network Canada Corp(e)	151,398	CAD	157,609
			284,801
ENERGY - 1.2%
Templar Energy LLC(e)	31,674		151,241
INDUSTRIALS - 5.4%
Navig8 Chemical Tankers Inc.(e)	17,884	NOK	140,309
SH-130 Concession Co., LLC	808	NOK	549,844
			690,153
Total Common Stocks (Cost $942,939)			1,126,195
Preferred Stocks - 1.6%
ENERGY - 1.3%
Templar Energy LLC, Class A	17,375		169,404
FINANCIALS - 0.3%
iVG Immobilien AG(e)	1,417	EUR	37,224
Total Preferred Stocks (Cost $230,256)			206,628
	Principal Amount (S)
Municipal Bond - 0.9%
Puerto Rico Infrastructure Financing Authority 5.25%, 12/15/26	195,000		117,000
Total Municipal Bond (Cost $60,438)			117,000

Total Investments (Cost of $4,978,055)			4,862,135
Other assets in excess of liabilities - 62.1%			7,961,791
Net Assets - 100.0%			12,823,926

4  |  See accompanying Notes to Financial Statements.

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Schedule of Investments (In Liquidation) (continued)
June 30, 2017 (Unaudited)

Abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
PLC	Public Limited Company

(a)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933 (the “1933 Act”). These securities may only be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2017, these securities amounted to $1,208,896, or 8.7% of net assets.

(b)	Represents a payment-in-kind ("PIK") security which may pay interest in additional principal amounts.

(c)	The issuer is in default of its payment obligations. Income is no longer being accrued.

(d)
“Senior Loans” are senior, secured loans made to companies whose debt is rated below investment grade and investments with similar characteristics. Senior Loans typically hold a first lien priority and pay interest at rates that are determined periodically on the basis of a floating base lending rate plus a spread. Unless otherwise identified, all Senior Loans carry a variable rate of interest. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate used by commercial lenders. The rates shown represent the weighted average rate at June 30, 2017. Senior Loans are generally not registered under the 1933 Act and often contain certain restrictions on resale and cannot be sold publicly. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturity shown.

(e)	Non-income producing.

See accompanying Notes to Financial Statements.  |  5

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Statements of Assets and Liabilities (In Liquidation)
June 30, 2017 (Unaudited)

Assets:

Investment securities, at value (cost $4,978,055) (Note 2)	$4,862,135
Cash and cash equivalents	4,884,364
Segregated cash at broker (Note 2)	3,300,000
Foreign Currency contracts, at value (cost $72,813)	73,128
Receivables:
Investment securities sold	1,203,710
Interest and dividends	61,129
Due from Adviser (Note 5)	84,364

Total Assets	$14,468,830

Liabilities:

Payables:
Fund shares redeemed	1,126,774
Investment securities purchased	337,135
Advisory fees	17,939
Accounting fees	34,804
Transfer agent fees	9,430
Distribution fees - Class A	3,633
Audit and legal Fees	81,669
Accrued other expenses	33,520

Total Liabilities	1,644,904

Net Assets	$12,823,926

Components of Net Assets:
Paid-in capital ($0.01 par value, 20,000,000 shares authorized)	$12,767,248
Undistributed (distributions in excess of) net investment income	(27,333)
Accumulated net realized gain (loss) on investments and foreign currency transactions	199,424
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	(115,413)

Net Assets	$12,823,926

Class I
Net Assets	$12,823,926
Shares issued and outstanding	1,275,095
Net asset value per share	$10.06

6  |  See accompanying Notes to Financial Statements.

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Statements of Operations
For the Six Months Ended June 30, 2017 (Unaudited)

Investment Income:
Dividend income	$7,245
Interest income	289,117

Total Investment Income	296,362

Expenses:
Interest expense on securities sold short	5,875
Accounting fees	122,612
Advisory fees (Note 5)	104,378
Audit and legal fees	75,000
Transfer agent fees and expenses	67,214
Trustees' fees and expenses	35,881
Registration fees	22,032
Custodian fees	10,459
Distribution fees - Class A (Note 5)	3,625
Other expenses	45,909

Total Expenses	492,985
Less expenses reimbursed by investment Adviser (Note 5)	(328,233)

Net expenses	164,752

Net Investment Income	131,610

Realized and Unrealized Gain (Loss)
Realized gain (loss) on transactions from:
Investments	333,281
Foreign currency transactions	(61,146)

Net realized gain (loss)	272,135
Change in net unrealized appreciation/(depreciation) on:
Investments	(678,923)
Securities sold short	201,181
Foreign currency translations	10,541

Change in net unrealized appreciation/(depreciation)	(467,201)
Net realized and unrealized gain (loss)	(195,066)
Change in net assets resulting from operations	$(63,456)

See accompanying Notes to Financial Statements.  |  7

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016(a)

Change in net assets resulting from:

Operations
Net investment income	$131,610	$163,008
Net realized gain (loss) on investments, securities sold short, foreign currency transactions, and swap contracts	272,135	413,440
Change in net unrealized appreciation/(depreciation) on investments, securities sold short, and foreign currency translations	(467,201)	351,788

Change in net assets resulting from operations	(63,456)	928,236

Distributions to shareholders:
Net investment income
Class A	—	(14,358)
Class I	—	245,036
Net realized gain on investments
Class A	—	(31,221)
Class I	—	(517,487)
Total distributions to shareholders	—	808,102
Capital share transactions: (Note 7)
Proceeds from shares sold
Class A	201,500	769,534
Class I	100,000	12,693,800
Reinvestments
Class A	45,578	—
Class I	762,524	—
Cost of shares redeemed
Class A	(153,562)	—
Class I	(973,212)	(778,914)
Net increase (decrease) from capital share transactions	(17,172)	12,684,420
Net increase in net assets	(80,628)	12,804,554

Net Assets

Beginning of period	12,904,554	100,000(b)
End of period	$12,823,926	$12,904,554
Undistributed (distributions in excess of) net investment income	$(27,333)	$(158,943)
_________________________
(a) The Fund commenced investment operations on January 4, 2016.
(b) Amount represents initial seed investment.

8  |  See accompanying Notes to Financial Statements.

Ramius Archview Credit and Distressed Fund - Class I (Liquidation Basis)
Financial Highlights

For a Common Share outstanding throughout the period
Per Common Share Operating Performance	For the Six Months Ended June 30, 2017 (Unaudited)		For the Year Ended December 31, 2016(a)
Net Asset Value, Beginning of Period	$10.10		$10.00
Income from Investment Operations:
Net investment income (loss)(b)	0.11		0.13
Net realized and unrealized gain/(loss) on investments	(0.15)		0.60

Total from investment operations	(0.04)		0.73
Distributions from:
Net investment income	—		(0.20)
Net realized gains	—		(0.43)
Total Distributions	—		(0.63)
Net Asset Value, End of Period	$10.06		$10.10

Total return based on net asset value	(0.40)%	(c)	7.33%	(c)
Ratios to Average Net Assets Applicable to Common Shareholders:
Ratio of expenses to average net assets after waivers and reimbursements, including dividend and interest expense on shorts	2.28%	(d)	4.93%	(d)(e)
Ratio of expenses to average net assets before waivers and reimbursements, including dividend and interest expense on shorts	7.13%	(d)(f)	12.51%	(d)(f)
Ratio of net investment income (loss) to average net assets	2.02%	(d)	1.35%	(d)
Portfolio turnover rate	35.70%	(c)	117.70%	(c)
Net assets at end of period (000's)	$12,824		$12,170
___________________________

(a)	Class I Shares were issued when the Fund commenced investment operations on January 4, 2016, and reclassified as Class I Shares on December 1, 2016.

(b)	Calculated using the average shares outstanding method.

(c)	Not annualized.

(d)	Annualized, except non-recurring expenses.

(e)	The ratio of expenses to average net assets after waivers and expense reimbursements, excluding dividend and interest expense on shorts for the period ended December 31, 2016, is 6.65%.

(f)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated. (See Note 5).

See accompanying Notes to Financial Statements.  |  9

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements
June 30, 2017 (Unaudited)

Note 1. Organization
Ramius Archview Credit and Distressed Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund was organized on May 12, 2015 and did not have any investment operations from that date until January 4, 2016, other than those relating to organizational matters and registration of its shares under applicable securities law.
The Fund seeks to generate total returns while minimizing the risk of loss. Ramius Advisors, LLC (the “Adviser”) serves as the investment adviser for the Fund. The Adviser is an indirect wholly owned subsidiary of Cowen Group Inc., a publicly traded company. Archview Investment Group LP (the “Sub-Adviser,” and together with the Adviser, the “Advisers”) serves as the Fund’s sub-adviser. The Sub-Adviser is an independently owned investment firm focused on providing investment advisory services to the Fund and privately offered pooled investment vehicles.
The Fund intends to invest at least 80% of its assets (plus borrowings for investment purposes) in securities of leveraged or financially distressed companies, including debt and equity securities, loans, trade claims (direct obligations or claims against companies in bankruptcy), and derivative instruments referencing such companies.
The Fund offers two separate classes of shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”) and Class I (“Class I Shares”) to eligible investors. An eligible investor is a person who, or a company that, (i) has at least $1,000,000 under the management of the Adviser, or (ii) has a net worth (together, in the case of a person, with assets held jointly with a spouse) of more than $2,100,000. Class A Shares are subject to a maximum sales charge of 3.00%.
The Fund has a Board of Trustees (the “Board”), which has overall responsibility for monitoring and overseeing the Fund’s investment program and its management and operations.
In April 2013, the Financial Accounting Standards Board issued Accounting Standards Update 2013-07 - Liquidation Basis of Accounting (the “ASU”). The ASU requires an entity to prepare its financial statements using the liquidation basis of accounting when liquidation is imminent. Liquidation is imminent when the likelihood is remote that the entity will return from liquidation and either (a) a plan for liquidation is approved by the person or persons with the authority to make such plan effective and the likelihood is remote that the execution of the plan will be blocked by the other parties or (b) a plan for liquidation is being imposed by other forces.
Under the ASU the entity is required to accrue and separately present the cost that it expects to incur and the income that it expects to earn during the expected duration of the liquidation, including any costs associated with the sale or settle- ment of th applied prospectively from the day that liquidation became imminent.

On June 26, 2017, the Advisers decided to cease trading and to enact an orderly liquidation of the Fund. The Board approved a formal plan of liquidation on the same date. The Advisers expect no further cost to be incurred related to the liquidation of the Fund besides what is already stated on the Statement of Operation.

Under the liquidation basis of accounting an entity shall measure assets to reflect the estimated amount of cash or other consideration that it expects to collect in selling or disposing of those assets in carrying out its plan for liquidation. An entity shall measure liabilities in accordance with the measurement provision of other topics that otherwise would apply to those liabilities.
The Fund expects to collect and distribute its remaining capital to the investors within the foreseeable future. Further all the Fund assets will be liquidated and all outstanding liabilities are expected to be settled at the amounts reflected in the statement of asset and liabilities in liquidation.

Note 2. Significant Accounting Policies

Basis of Accounting and Presentation
The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The significant accounting policies consistently followed by the Master Fund in the preparation of the financial statements are summarized below and for derivatives, included in Note 3 below.

Semi-Annual Report  |  10

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

Cash
The Fund maintains its cash balance in a checking account at a financial institution. The cash is not subject to any restrictions on withdrawal.

Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates, and those differences could be significant.

Investment Valuation and Fair Value Measurements
The Adviser values the Fund’s assets in good faith pursuant to the Master Fund’s valuation policy and consistently applied valuation process, which were developed by the Fund’s valuation committee and approved by the Board of Trustees. The Adviser and the Board may, but are not required to, rely on valuation information provided by the Sub-Adviser. Portfolio securities and other assets are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets, and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.
When determining the fair value of an asset, the Adviser seeks to determine the price that would be paid for or received from the purchase or sale of the asset or liability in an orderly transaction between market participants at the measurement date, in accordance with Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosure, issued by the Financial Accounting Standards Board. Fair value determinations will be based upon all available inputs that the Adviser deems relevant, including, but not limited to, indicative dealer quotes, values of like securities, recent portfolio company financial statements and forecasts, and valuations prepared by third-party valuation services. The determination of fair value may at times involve subjective judgments and estimates based off of third-party inputs.
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 — Quoted prices in active markets for identical securities (security types generally include listed equities)

•
Level 2 — Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, other market corroborated inputs, etc.)

•	Level 3 — Prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers into and out of levels are recognized at the value at the end of the period. The following is a summary of inputs used to value the Fund’s investments as of June 30, 2017:

	Total Fair Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Assets
Corporate Notes and Bonds	$2,541,128	$—	$2,541,128	$—
Loan Agreements	871,184	—	669,247	201,937
Common Stocks	1,126,195	127,192	151,241	847,762
Preferred Stocks	206,628	—	206,628	—
Municipal Bond	117,000	—	117,000	—

Total Investments	$4,862,135	$127,192	$3,685,244	$1,049,699

Semi-Annual Report  |  11

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

The following s a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair valued as of June 30, 2017:

	Loan Agreements	Common Stocks	Claims	Total Fair Value
Fair Value, beginning of period	$402,850	$295,615	$253,791	$952,256
Purchases	201,937	475,920	—	677,857
Sales	(503,561)	—	(317,238)	(820,799)
Accretion/amortization of discounts/(premiums)	4,529	—	—	4,529
Net realized gain/(loss)	134,109	—	88,711	222,820
Change in unrealized appreciation/(depreciation)	(37,927)	76,227	(25,264)	13,036
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Total Fair Value, end of period	$201,937	$847,762	$—	$1,049,699

There were no transfers between levels during the period. The net change in unrealized appreciation/(depreciation) attributable to Level 3 instruments still held at June 30, 2017 was $13,036.
The following table provides quantitative measures used to determine the fair value of the Level 3 investment as of June 30, 2017:

	Fair Value at June 30, 2017	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s) Utilized
Common Stocks	$157,609	Weighted average vendor quotes	Number of days	90
Total Fair Value, end of period	$157,609
In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $892,090 portfolio securities characterized as Level 3 investments as of June 30, 2017.
Below is a description of factors that may be considered when valuing securities for which no active secondary market exists.
Valuation of fixed-income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.
For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.
For equity interests, various factors may be considered in determining fair value, including multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a portfolio company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or acquisition, recapitalization, restructuring or other related items.
Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the portfolio companies, the acquisition price of such investment or industry practices in determining fair value. Size and scope of a portfolio company and its specific strengths and weaknesses, as well as any other factors deemed relevant in assessing fair value, may also be considered.
If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value.

12  |  Semi-Annual Report

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

Portfolio securities that carry certain restrictions upon sale will typically be valued at a discount from the public market value of the security, where applicable.
The Adviser may rely on external pricing sources (such as dealer quotes or independent pricing services) in pricing any of the Fund’s positions. When dealer quotes are being used to assess the value of a position, an attempt will be made where appropriate to obtain several independent quotes, and the positions will generally be valued at the mean of the bid and ask prices quoted by dealers.
If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s net asset value (“NAV”) was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith and in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.
The Fund’s portfolio may also include securities listed or traded on a recognized securities exchange or automated quotation system (an “Exchange-Traded Security”) or securities traded on a privately negotiated OTC secondary market for institutional investors for which indicative dealer quotes are available (an “OTC Security”). For purposes of calculating NAV, the Adviser will use the following valuation methods:

•
The market value of each Exchange-Traded Security will be the last reported sale price at the relevant valuation date on the composite tape or on the principal exchange on which such security is traded.

•
If no sale is reported for an Exchange-Traded Security on the valuation date or if a security is an OTC Security, the Fund intends to value such securities using quotations obtained from an independent third-party pricing service, which will provide prevailing bid and ask prices that are screened for validity by the service from dealers on the valuation date. For securities for which a third-party pricing service is unable to obtain quoted prices, the Fund intends to obtain bid and ask prices directly from dealers who make a market in such securities. In all such cases, securities will be valued at the mid-point of the average bid and ask prices obtained from such sources.

•
To the extent that the Fund holds investments for which no active secondary market exists and, therefore, no bid and ask prices can be readily obtained, the Fund intends to value such investments at fair value as determined by the Adviser in good faith and in accordance with the Fund’s valuation policy and pursuant to authority delegated by the Fund’s Board as described above. In making such determination, it is expected that the Adviser may rely upon valuations obtained from an independent valuation firm.

While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund will periodically benchmark the bid and ask prices received from the third-party pricing service and/or dealers, as applicable, and valuations received from a third-party valuation service against the actual prices at which it purchases and sells its securities. The Fund believes that these prices will be reliable indicators of fair value.
All values assigned to securities and other assets and liabilities in accordance with the Fund's valuation policy will be final and conclusive as to all investors.

Securities Transactions and Investment Income
Securities transactions of the Fund are recorded on the trade date for financial reporting purposes. Cost is determined based on consideration given, and the unrealized appreciation/(depreciation) on investment securities is the difference between fair value determined in compliance with the valuation policy approved by the Board and the cost. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Interest income is recorded on the accrual basis and includes the accretion of original issue discounts and amortization of premiums, where applicable, using the effective interest rate method over the lives of the respective debt securities. Dividends are recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Fund becomes aware of the ex-dividend date. Investment income, realized and unrealized gains and losses and expenses are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
The Fund holds investments that have designated payment-in-kind (“PIK”) interest. PIK interest is included in interest income and reflected as a receivable in accrued interest up to the payment date. On payment dates, the Fund capitalizes the accrued interest receivable as an additional investment to mark it at the fair value associated with the position.

Semi-Annual Report  |  13

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

Distressed Securities
The Fund intends to invest in securities and other obligations of companies that are in special situations involving significant financial or business distress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant income and returns for the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed assets is particularly high. There is no assurance that the Fund will correctly evaluate the value of the assets collateralizing the Fund’s investments or the prospects for a successful reorganization or similar action in respect of any company. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment and/or may be required to accept payment over an extended period of time. Troubled company investments and other distressed asset-based investments require active monitoring.

Senior Loans
In most circumstances, senior loans are fully collateralized by assets of the borrower. Such instruments vary from other types of debt in that they generally hold a senior position in the capital structure of a borrower. Thus, they are generally repaid before unsecured bank loans, corporate bonds, subordinated debt, trade creditors, and preferred or common shareholders. In instances where borrowers are not required to hedge their interest rate exposure under the terms of the applicable loan documents, substantial increases in interest rates may cause an increase in loan defaults as borrowers may lack resources to meet higher debt service requirements. The value of the Fund’s assets may also be affected by other uncertainties such as economic developments affecting the market for senior secured term loans or affecting borrowers generally.
Senior loans usually include restrictive covenants, which must be maintained by the borrower. The Fund may have an obligation with respect to certain senior secured term loan investments to make additional loans upon demand by the borrower. Such instruments, unlike certain bonds, usually do not have call protection. This means that such instruments, while having a stated term, may be prepaid, often without penalty. The rate of such prepayments may be affected by, among other things, general business and economic conditions, as well as the financial status of the borrower. Prepayment would cause the actual duration of a senior loan to be shorter than its stated maturity.
Senior loans typically will be secured by pledges of collateral from the borrower in the form of tangible and intangible assets. In some instances, the Fund may invest in senior loans that are secured only by stock of the borrower or its subsidiaries or affiliates. The value of the collateral may decline below the principal amount of the senior secured term loans subsequent to an investment by the Fund.
As of June 30, 2017, the Fund did not have any unfunded loan commitments outstanding noted on the Schedule of Investments. Unfunded loan commitments, if any, are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policies. Any related unrealized appreciation/(depreciation) on unfunded loan commitments is recorded on the Statements of Assets and Liabilities and the Statements of Operations.
U.S. Federal Tax Status
It is the policy of the Fund to qualify as a regulated investment company, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no material effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions to Shareholders
The Fund intends to pay shareholders at least annually all or substantially all of its net capital gains and net investment income.

Note 3. Derivative Financial Instruments
Options
The Fund may invest in options. Purchasing put and call options, as well as writing such options, are highly specialized activities and entail greater than ordinary investment risks. Although an option buyer’s risk is limited to the amount of the original investment for the purchase of the option, an investment in an option may be subject to greater fluctuation than an investment in the underlying securities. In theory, an uncovered call writer’s loss is potentially unlimited, but in practice the loss is limited by the term of the call

14  |  Semi-Annual Report

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

option. The risk for a writer of a put option is that the price of the underlying securities may fall below the exercise price. The ability to trade in or exercise options may be restricted in the event that trading in the underlying securities becomes restricted.
Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (“OTC”) options (options not traded on exchanges) are generally established through negotiation with the other party to the option contract.While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges on which they are traded. The Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses.
As of June 30, 2017, the Fund did not hold option contracts.
The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2017 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Foreign Currency Exchange Contracts

Foreign currency exchange contracts	$63,377
Total	$63,377

Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income

Derivatives not designated as hedging instruments	Foreign Currency Exchange Contracts

Foreign currency exchange contracts	$10,099
Total	$10,099

The average ending volumes of derivatives instruments as of June 30, 2017 are as follows:

Derivatives not designated as hedging instruments	Purchased Option Contracts	Long Forward Foreign Currency Contracts Fair Value	Short Forward Foreign Currency Contracts Fair Value

Equity contracts	$100	$—	$—
Foreign currency exchange contracts	880,000	33,216	950,285
Derivative Risks
Counterparty credit risk is the risk that a loss may be sustained by the Fund as a result of the failure of the other party to a derivative (usually referred to as a “counterparty”) to comply with the terms of the derivative contract. The credit risk for exchange-traded derivatives is generally less than for OTC derivatives, because the clearing house, which is the issuer or counterparty to each exchange-traded derivative, provides additional protections in the event of non-performance by the counterparty.
Sometimes the Fund may post or receive collateral related to changes in the market value of a derivative. In addition, the Fund may invest in derivatives as to which the counterparty’s obligations are not secured by collateral, that require collateral but in which the Fund’s security interest is not perfected, that require significant upfront deposits unrelated to the derivatives’ intrinsic value, or that do not require the collateral to be regularly marked-to-market (e.g., certain OTC derivatives). Even where obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives the collateral. When a counterparty’s obligations are not fully secured by collateral, the Fund is exposed to the risk of having limited recourse if the counterparty defaults.

15  |  Semi-Annual Report

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

Note 4. Agreements
Advisory Fee
Ramius Advisors, LLC serves as the Fund’s investment adviser and Archview Investment Group LP serves as the Fund’s sub-adviser. In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly advisory fee of 0.125% (1.50% on an annualized basis) (the “Advisory Fee”) of the Fund’s month-end NAV. The Advisory Fee is an expense paid out of the Fund’s net assets and is computed based on the value of the net assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased as of the end of the month). The Advisory Fee is allocated among the Classes pro rata based on the net assets of the Fund attributable to each Class. The Advisory Fee is in addition to the performance based incentive fee paid by the Fund to the Adviser noted below. The Sub-Adviser’s fee is paid out of the Advisory Fee.
For the six months ended June 30, 2017, the Fund accrued $104,378 in Advisory fees.
Incentive Fee
The Fund pays the Adviser an annual performance based Incentive Fee promptly after the end of each fiscal year of the Fund (“Fiscal Year”). The Incentive Fee will equal 20% of the amount by which (A) the Fund’s net profits attributable to each Class of Shares (“Net Profits”) for the relevant Fiscal Year exceed (B) the positive balance, if any, of the Loss Recovery Account (as defined below) maintained with respect to such Class of Shares as of the end of the Fiscal Year (adjusted as described below); provided, however, that the Incentive Fee shall be reduced by the aggregate amount of Quarterly Payments (as defined below) made by the Fund in respect of such Class to the Adviser in respect of the first three calendar quarters of the relevant Fiscal Year.
The Fund’s Net Profits attributable to a Class of Shares for a Fiscal Year will equal the amount (if any) by which (i) the sum of (A) the NAV of such Class of Shares as of the end of such Fiscal Year, (B) the aggregate repurchase price of all Shares of such Class repurchased by the Fund during such Fiscal Year (excluding Shares of such Class to be repurchased as of the last day of such Fiscal Year after determination of the Incentive Fee) and (C) the amount of dividends and other distributions paid in respect of Shares of such Class during such Fiscal Year and not reinvested in additional Shares of such Class (excluding any dividends and other distributions to be paid in respect of Shares of such Class as of the last day of such Fiscal Year after determination of the Incentive Fee) exceeds (ii) the sum of (X) the NAV of such Class of Shares as of the beginning of such Fiscal Year and (Y) the aggregate issue price of Shares of such Class issued during such Fiscal Year (excluding any Shares of such Class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund).
The Fund will maintain a loss recovery account with respect to each Class of Shares (each a “Loss Recovery Account”), the purpose of which is to reduce the annual Incentive Fee to which the Adviser is entitled by deducting any aggregate net losses incurred by the Fund attributable to the applicable Class of Shares in the relevant Fiscal Year or any prior Fiscal Year from the Net Profits attributable to such Class. The opening balance of the Loss Recovery Account will be zero. At the end of each calendar quarter and before giving effect to any distributions or repurchases in respect of such calendar quarter, either (i) the Fund’s aggregate net losses attributable to such Class with respect to such calendar quarter will be added to the Loss Recovery Account or (ii) the Fund’s aggregate Net Profits attributable to such Class with respect to such calendar quarter will be subtracted from the Loss Recovery Account (but not reduce it below zero), with any Net Profits left after the Loss Recovery Account has been set to zero available for the determination of the Incentive Fee. Any such addition to or subtraction from the Loss Recovery Account will be made after accrual of the Advisory Fee and the Distribution and Servicing Fee and other fees and expenses of the Fund for the relevant calendar quarter. The Loss Recovery Account with respect to a Class of Shares will be reduced by the Distribution Percentage (as defined below) or the Repurchased Shares Percentage (as defined below) immediately following (i) the payment by the Fund of any dividend or other distributions that are not reinvested in the Shares of such Class or (ii) the repurchase of Shares of such Class by the Fund. The “Distribution Percentage” shall equal the percentage obtained by dividing (i) the amount of the dividend or other distribution in respect of each Class not reinvested in Shares by (ii) the Fund’s NAV attributable to such Class immediately prior to such dividend or other distribution. The balance of the Loss Recovery Account will never be reduced below zero. The balance of the Loss Recovery Account will be rolled over from year to year.
If the Fund repurchases a portion of the Shares of any Class of Shares in respect of the first, second or third calendar quarter of a Fiscal Year pursuant to the Share Repurchase Program (as defined herein), the Fund will pay the Adviser a portion of the Incentive Fee that would otherwise have been payable to the Adviser if the end of the particular calendar quarter constituted the end of the Fiscal Year (each, a “Quarterly Payment”). A Quarterly Payment shall be an amount equal to the product of (X) the Repurchased Shares Percentage multiplied by (Y) an amount equal to 20% of the Interim Net Profits. The “Repurchased Shares Percentage” shall equal the percentage obtained by dividing (i) the value of the Shares of a Class repurchased by the Fund in respect of the particular calendar quarter by (ii) the Fund’s NAV attributable to such Class as of the end of that calendar quarter. The “Interim Net Profits” shall equal (I) the positive difference, if any, between (Z) the Fund’s NAV attributable to such Class as of the end of the particular calendar quarter (as adjusted to reflect the aggregate repurchase price of all Shares of such Class repurchased by the Fund and dividends and other distributions paid to shareholders and not reinvested in additional Shares of such Class issued from the beginning of the relevant Fiscal Year through the end of the particular calendar quarter) and (ZZ) the Fund’s NAV attributable to such Class as of the beginning of the relevant Fiscal Year (as adjusted to reflect the aggregate issue price of Shares of such

16  |  Semi-Annual Report

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

Class issued from the beginning of the relevant Fiscal Year through the end of the particular calendar quarter) minus (II) the positive value, if any, of the Loss Recovery Account maintained with respect to such Class as of the end of that calendar quarter. For purposes of determining the Fund’s NAV attributable to any Class of Shares, the Incentive Fee will be calculated and accrued daily as an expense of the Fund attributable to such Class (as if each day is the end of the Fund’s Fiscal Year).
The Incentive Fee will be calculated and accrued as an expense of the Fund. The Adviser will pay to the Sub-Adviser a portion of the Incentive Fees. For the six months ended June 30, 2017, there were no incentive fees accrued by the Fund.
Expense Limitation and Reimbursement
The Advisers have contractually entered into an “Expense Limitation Agreement” with the Fund for a two-year term beginning on January 1, 2016 and ending on the second anniversary thereof (the “Limitation Period”) to limit the amount of “Specified Expenses” (as described herein) borne by the Fund in respect of Class A and Class I Shares during the Limitation Period to an amount not to exceed 0.75% per annum of each class, of the Fund’s net assets attributable to each Class (the “Expense Cap”). “Specified Expenses” is defined to include the Fund’s organizational expenses, as well as fees for administration, custody, transfer agency, accounting, trustee, legal, audit, compliance and the external Board, provided that the following expenses are excluded from the definition of Specified Expenses: (i) the Advisory Fee, the Incentive Fee, and all transaction expenses of the Fund, (ii) interest expenses on Fund borrowings, (iii) Distribution and Servicing Fees in respect of the Class A Shares, and (iv) taxes, dividend and interest expense on securities sold short and extraordinary expenses.
The Advisers may extend the Limitation Period for the Fund on an annual basis. To the extent that Specified Expenses in respect of any Class of Shares for any month exceed the Expense Cap applicable to a Class of Shares, the Advisers will reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Advisers bear Specified Expenses in respect of a Class of Shares, they are permitted to receive reimbursement for any expense amounts previously paid or borne by the Advisers, for a period not to exceed three years from the date on which such expenses were paid or borne by the Advisers, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Specified Expenses in respect of the applicable Class of Shares, together with the amount to be reimbursed to the Advisers, does not exceed the lesser of (x) the limitation on Fund expenses in effect at the relevant time the Advisersbore the Specified Expenses or (y) any limitation in Fund expenses in effect at the time of such reimbursement.
For the period ended June 30, 2017, the Advisers reimbursed $328,233 of expenses to the Fund. The Advisers may seek recoupment of previously waived fees and reimbursed expenses of $1,268,206, expiring December 31, 2019.
Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian” or “Transfer Agent”) serves as the Fund’s Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement.
Distributor
Under the terms of a distribution agreement (the “Distribution Agreement”) with Foreside Fund Services, LLC (the “Distributor”), the Distributor will directly distribute Shares to investors. The Distributor is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Shareholders. The Fund will pay a monthly fee out of the net assets attributable to the Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares (the “Distribution and Servicing Fee”). The Distribution and Servicing Fee is accrued daily as an expense of the Fund and paid monthly in arrears. The Fund will not pay any fee to the Distributor with respect to the distribution of the Class I Shares.

Note 5. Investment Transactions
For the six months ended June 30, 2017, purchases and sales of investments, excluding short-term investments, were $2,670,415 and $5,690,783, respectively.

Semi-Annual Report  |  17

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

Note 6. Common Shares
The Fund offers its shares on a continuous basis. The Fund will accept initial and additional purchases of Shares as of the first business day of each calendar month based upon the Fund’s then-current net asset value attributable to each Class of Shares.
The Fund will calculate its NAV as of the close of business on the last business day of each calendar month, each date that a Share is offered or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The Fund’s assets and liabilities are valued in accordance with the principles set forth herein.
The Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders. The Adviser may recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis, in an amount not to exceed 25% of the Fund’s NAV (the “Share Repurchase Program”). Subject to the Fund’s investment restriction with respect to borrowings, the Fund may borrow money or issue debt obligations to finance its repurchase obligations pursuant to any such repurchase offer. Any repurchase of Shares from a Shareholder which were held for less than one year (on a first-in, first-out basis) will be subject to an early repurchase fee equal to 2% of the NAV of any Shares repurchased by the Fund (the “Early Repurchase Fee”). If an Early Repurchase Fee is charged to a Shareholder, the amount of such fee will be retained by the Fund.
On June 27, 2016, the Fund notified shareholders of its offer to purchase shares in an amount up to 25% of the Fund’s net asset value, calculated on September 30, 2016. Each share tendered for purchase will be purchased at the net asset value per share on September 30, 2016.
On September 27, 2016, the Fund notified shareholders of its offer to purchase shares in an amount up to 25% of the Fund’s net asset value, calculated on December 30, 2016. Each share tendered for purchase will be purchased at the net asset value per share on December 30, 2016.
On December 23, 2016, the Fund notified shareholders of its offer to purchase shares in an amount up to 25% of the Fund’s net asset value, calculated on March 31, 2017. Each share tendered for purchase will be purchased at the net asset value per share on March 31, 2017.
On March 27, 2017, the Fund notified shareholders of its offer to purchase shares in an amount up to 25% of the Fund's net asset value, calculated on June 30, 2017. Each share tendered for purchase was purchased at the net asset value per share on June 30, 2017.
Common share transactions were as follows:

	Six Months Ended		Period Ended
	June 30, 2017		December 31, 2016 (a)
	Shares	Amount	Shares	Amount
Class A:(b)
Common shares outstanding, beginning of period	72,698	$769,534	—	$—
Common Shares subscriptions	19,916	201,500	72,698	769,534
Common Shares reinvestments	4,513	45,578	—	—
Common Shares redemptions	(97,127)	(973,212)	—	—
Common shares outstanding, end of period	—	$43,400	72,698	$769,534
Class I:
Common shares outstanding, beginning of period	1,204,981	$12,014,886	10,000	$100,000
Common Shares subscriptions	9,882	100,000	1,268,579	12,693,800
Common Shares reinvestments	75,497	762,524	—	—
Common Shares redemptions	(15,265)	(153,562)	(73,598)	(778,914)
Common shares outstanding, end of period	1,275,095	$12,723,848	1,204,981	$12,014,886

(a) The Fund commenced investment operations on January 4, 2016.
(b) Class A Shares became available for investment on December 1, 2016.

As of June 30, 2017, all Class A shareholders had redeemed out of the Fund.

At June 30, 2017, the Advisers and other affiliates own 16.67% of the Fund's shares outstanding. In addition, an affiliate of the Adviser had economic exposure, via a swap contract, to 83.33% of the shares outstanding.

Semi-Annual Report  |  18

Ramius Archview Credit and Distressed Fund (Liquidation Basis)
Notes to Financial Statements (continued)
As of June 30, 2017 (Unaudited)

Note 7. Federal Income Taxes
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. The Fund is not aware of any positions for which it is reasonably possible that the total amounts of unrecognized tax benefit will change materially in the next 12 months.
Reclassifications are made to the Fund’s capital accounts at fiscal year end for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.
The tax character of distributions paid during the fiscal year ended December 31, 2016 was as follows:

Distributions paid from:	2016
Ordinary income	$808,102
As of December 31, 2016, the most recent tax year-end, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-Term Capital Gains	—
Net Unrealized Appreciation/(Depreciation)*	294,608
Qualified late-year losses - Ordinary	(25,061)
Qualified late-year losses - Short-Term	(32,973)
* Any differences between book basis and tax basis net unrealized appreciation/(depreciation) are primarily due to the deferral of losses from wash sales and defaulted security interest adjustments.

Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2016, the Fund elected to defer $25,061 of ordinary losses and $32,973 of short-term capital losses.

At June 30, 2017, the cost of investments on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investments	$4,978,055
Gross unrealized appreciation on investments	$454,052
Gross unrealized depreciation on investments	(569,972)
Net unrealized appreciation/(depreciation) on investments	$(115,920)

Note 8. Indemnification
The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on industry experience, management expects this risk of loss due to these warranties and indemnities to be remote.

Note 9. Subsequent Events
Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. From July 1, 2017 through August 1, 2017 all Fund assets were liquidated and all outstanding liabilities were settled, including final distribution of $12,807,411 to all remaining shareholders equal to the the shareholders' proportionate interest in the net assets of the Fund. The Fund was dissolved on August 3, 2017. Management has concluded that there is no impact requiring further adjustment or disclosure in the financial statements.

19  |  Semi-Annual Report

Ramius Archview Credit and Distressed Fund
Additional Information
June 30, 2017 (Unaudited)

Dividend Reinvestment Plan
Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elects to receive all income, dividends and/or capital gain distributions in cash. A Shareholder is free to change this election at any time. If, however, a Shareholder requests to change its election within 45 days prior to a distribution, the request will be effective only with respect to distributions after the 45 day period. A Shareholder whose Shares are registered in the name of a nominee must contact the nominee regarding its status under the DRIP, including whether such nominee will participate on such Shareholder’s behalf. A Shareholder may elect to (a) reinvest both dividends and capital gain distributions, (b) receive dividends in cash and reinvest capital gain distributions, or (c) receive both dividends and capital gain distributions in cash.
Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.
Shares will be issued pursuant to the DRIP at their NAV determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund. BNY Mellon Investment Servicing (US) Inc., whose principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as the Fund’s dividend paying agent.

Semi-Annual Report  |  20

Important Information About This Report

Investment Adviser
Ramius Advisors, LLC
599 Lexington Avenue, 19th Floor
New York, NY 10022
Administrator
BNY Mellon Investment Servicing (US) Inc.
4400 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
400 Bellevue Parkway
Wilmington, DE 19809
Custodian
The Bank of New York Mellon
101 Barclay St., 20W
New York, NY 10286
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Fund Counsel
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036

This report has been prepared for shareholders of Ramius Archview Credit and Distressed Fund (the "Fund"). The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Ramius shareholder services at 1-877-672-6487 and additional reports will be sent to you.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds' proxy voting records for the most recent period ended June 30, 2016 are available (i) without charge, upon request, by calling 1-877-672-6487 and (ii) on the SEC's website at http:// www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and also may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Privacy Policy
We recognize and respect your privacy expectations, whether you are a visitor to our website, a potential shareholder, a current shareholder or even a former shareholder.
Collection of Information. We may collect nonpublic personal information about you from the following sources:

•	Account applications and other forms, which may include your name, address and social security number, written and electronic correspondence and telephone contacts;
•Website information, including any information captured through our use of "cookies"; and
•Account history, including information about the transactions and balances in your accounts with us or our affiliates.
Disclosure of Information. We may share the information we collect with our affiliates. We may also disclose this information as otherwise permitted by law. We do not sell your personal information to third parties for their independent use.
Confidentiality and Security of Information. We restrict access to nonpublic personal information about you to our employees and agents who need to know such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information, although you should be aware that data protection cannot be guaranteed.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors implemented since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3

(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius Archview Credit and Distressed Fund

By (Signature and Title)	/s/ Michael Benwitt
Michael Benwitt, Secretary (principal executive officer)

Date	8/30/2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Benwitt
Michael Benwitt, Secretary (principal executive officer)

Date	8/30/2017

By (Signature and Title)	/s/ James Ryan
James Ryan, Treasurer (principal financial officer)

Date	8/30/2017